UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bodri Capital Management LLC
Address:  San Francisco, CA


13 File Number: 028-12102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Psaledakis
Title:     Chief Operating Officer
Phone:
Signature, Place and Date of Signing:

    Steve Psaledakis , San Francisco, CA, November 13, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    241774



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMR CORP  COM STK              COMMON STOCK     001765106     5672   254470 SH       SOLE                 254470        0        0
D CHICOS FAS INC  COM STK        COMMON STOCK     168615102     4947   352072 SH       SOLE                 352072        0        0
D COLDWATER CREEK INC  COM STK   COMMON STOCK     193068103     7184   661470 SH       SOLE                 661470        0        0
D COMCAST CORP SPL A COM         COMMON STOCK     20030N200    18615   776915 SH       SOLE                 776915        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105    17629   715164 SH       SOLE                 715164        0        0
D CROWN CASTLE INTERNA TIONAL CO COMMON STOCK     228227104    13929   342815 SH       SOLE                 342815        0        0
D CYMER INC  COM STK             COMMON STOCK     232572107     6749   175790 SH       SOLE                 175790        0        0
D DATATRAK INTL INC  COM STK     COMMON STOCK     238134100     1689   592543 SH       SOLE                 592543        0        0
D DELTA AIRLINES INC             COMMON STOCK     247361702     5261   293065 SH       SOLE                 293065        0        0
D ENDWAVE CORP  COM STK          COMMON STOCK     29264A206     4983   469629 SH       SOLE                 469629        0        0
D FIDELITY NATIONAL FINANCIAL CL COMMON STOCK     31620R105     8319   475900 SH       SOLE                 475900        0        0
D GASTAR EXPLORATION LTD COM     COMMON STOCK     367299104     1712  1180743 SH       SOLE                1180743        0        0
D GENERAL ELECTRIC CO  COM STK   COMMON STOCK     369604103    17749   428720 SH       SOLE                 428720        0        0
D GUITAR CTR INC  COM STK        COMMON STOCK     402040109    12952   218412 SH       SOLE                 218412        0        0
D MEMC ELECTRONIC MATE RIALS INC COMMON STOCK     552715104    11636   197690 SH       SOLE                 197690        0        0
D MENTOR GRAPHICS CORP  COM STK  COMMON STOCK     587200106    10172   673675 SH       SOLE                 673675        0        0
D NATIONAL SEMICONDUCT OR CORP C COMMON STOCK     637640103     2274    83850 SH       SOLE                  83850        0        0
D NEKTAR THERAPEUTICS SHS        COMMON STOCK     640268108    14262  1615146 SH       SOLE                1615146        0        0
D POLO RALPH LAUREN CO RP CL A C COMMON STOCK     731572103     3367    43300 SH       SOLE                  43300        0        0
D QUEST DIAGNOSTICS INC          COMMON STOCK     74834L100    12386   214400 SH       SOLE                 214400        0        0
D TD AMERITRADE HLDG C ORP COM S COMMON STOCK     87236Y108     8105   444833 SH       SOLE                 444833        0        0
D TENNECO INC  COM STK           COMMON STOCK     880349105     9282   299323 SH       SOLE                 299323        0        0
D UNITED RENTALS INC  COM STK    COMMON STOCK     911363109     8370   260192 SH       SOLE                 260192        0        0
D US AIRWAYS GROUP               COMMON STOCK     90341W108     5106   194500 SH       SOLE                 194500        0        0
D VARIAN MED SYS INC  COM STK    COMMON STOCK     92220P105     1461    34866 SH       SOLE                  34866        0        0
D VULCAN MATLS CO  COM STK       COMMON STOCK     929160109     3031    34000 SH       SOLE                  34000        0        0
D WEATHERFORD INTERNAT IONAL LTD COMMON STOCK     G95089101     8626   128400 SH       SOLE                 128400        0        0
D YAHOO INC  COM STK             COMMON STOCK     984332106    16306   607453 SH       SOLE                 607453        0        0
S REPORT SUMMARY                 28 DATA RECORDS              241774        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED